DECOMMISSIONING AND REHABILITATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2020
DECOMMISSIONING AND REHABILITATION PROVISION
Schedule of decommissioning and rehabilitation provision

	December 31	December 31
	2020	2019

Decommissioning and rehabilitation provision – Beginning of period	$6,202	$5,286

Increase due to re-estimation	305	853
Accretion expense, included in finance costs	35	63

Decommissioning and rehabilitation provision – End of period	$6,542	$6,202